FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Net working capital	$ 377,685	$ 205,285
Cash	$ 707,206	$ 332,227	$ 231,596
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Equity securities price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Potential amount recognized in other comprehensive income	$ 21,647
Potential increase recognized net earnings	188
Potential decrease recognized in net earnings	$ 164